12a. Income Taxes (Details 2) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred income tax assets:
Operating loss carry forward	$ 9,608,605	$ 5,260,000
Acquired NOL - Ecological acquisition	64,654	164,910
Accrued compensation	0	92,000
Allowance for doubtful accounts	150,354	141,000
Transaction costs capitalized	48,238	0
Intangible assets	0	1,886,000
Dividend withheld tax credit	80,819	0
Property, Plant and Equipment	61,715	0
Charitable contribution carryforward	8,312	0
Foreign tax credit on repatriated earnings	436,518	0
Cumulative Eligible Capital Deduction - Canada	54,682	0
Total deferred tax assets	10,513,897	7,543,910
Less: valuation allowance	(9,199,787)	(7,543,910)
Deferred income tax assets	1,314,110	0
Deferred income tax liabilities:
Intangibles Assets – IPSA acquisition	(1,116,610)	0
Property and equipment	0	(85,000)
Repatriated earnings of foreign subsidiaries	(141,091)	0
Total deferred tax liabilities	(1,257,701)	(85,000)
Net deferred tax assets / (liabilities)	$ 56,409	$ (85,000)